Investments in subsidiaries, joint ventures and associates - Summary of balances and changes in investments in joint ventures and associates (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	R$ 318,100	R$ 111,227	R$ 78,593
Share of profit (loss) of subsidiaries, joint ventures and associates	[2]	(127,182)	11,908	12,181
Amortization of fair value adjustments		(2,493)	0	0
Dividends		(1,196)	(13,272)	(6,374)
Equity instrument granted (ii)	[3]	1,540	899	0
Accumulated other comprehensive income		35,031		267
Actuarial gain (loss) of post-employment benefits of subsidiaries, net of income and social contribution taxes				(1,440)
Capital increase in cash		42,985		28,000
Shareholder transactions - changes of interest				0
Capital decrease in shares		(522)	(3,100)
Advances for investments - GPA stations		90,000
Transfers of financial assets to investments	[4]	645,333
Advance for future capital increase	[5]	500,000
Other movements		(513)	342
Investments in joint ventures and associates at end of period	[1]	2,148,284	318,100	111,227
Terminal De Combustiveis Paulinia SA Opla Member
Disclosure of associates [line items]
Acquisition of Subsidiary			210,096
Hidrovias do Brasil S.A.
Disclosure of associates [line items]
Acquisition of Subsidiary		647,201
Joint ventures [member]
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	313,848	106,843	71,389
Share of profit (loss) of subsidiaries, joint ventures and associates	[2]	(34,625)	9,840	9,397
Amortization of fair value adjustments		(2,493)
Dividends		0	(11,072)	(4,298)
Equity instrument granted (ii)	[3]	0	899	0
Accumulated other comprehensive income		(2,427)		267
Actuarial gain (loss) of post-employment benefits of subsidiaries, net of income and social contribution taxes				(1,440)
Capital increase in cash		0		28,000
Shareholder transactions - changes of interest				3,528
Capital decrease in shares		(522)	(3,100)
Advances for investments - GPA stations		0
Transfers of financial assets to investments	[4]	0
Advance for future capital increase	[5]	0
Other movements		599	342
Investments in joint ventures and associates at end of period	[1]	274,380	313,848	106,843
Joint ventures [member] | Terminal De Combustiveis Paulinia SA Opla Member
Disclosure of associates [line items]
Acquisition of Subsidiary			210,096
Joint ventures [member] | Hidrovias do Brasil S.A.
Disclosure of associates [line items]
Acquisition of Subsidiary		0
Associates [member]
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	4,252	4,384	7,204
Share of profit (loss) of subsidiaries, joint ventures and associates	[2]	(92,557)	2,068	2,784
Amortization of fair value adjustments		0
Dividends		(1,196)	(2,200)	(2,076)
Equity instrument granted (ii)	[3]	1,540	0	0
Accumulated other comprehensive income		37,458		0
Actuarial gain (loss) of post-employment benefits of subsidiaries, net of income and social contribution taxes				0
Capital increase in cash		42,985		0
Shareholder transactions - changes of interest				(3,528)
Capital decrease in shares		0	0
Advances for investments - GPA stations		0
Transfers of financial assets to investments	[4]	645,333
Advance for future capital increase	[5]	0
Other movements		(1,112)	0
Investments in joint ventures and associates at end of period	[1]	1,283,904	4,252	4,384
Associates [member] | Terminal De Combustiveis Paulinia SA Opla Member
Disclosure of associates [line items]
Acquisition of Subsidiary			0
Associates [member] | Hidrovias do Brasil S.A.
Disclosure of associates [line items]
Acquisition of Subsidiary		647,201
Advances [member]
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	0	0
Share of profit (loss) of subsidiaries, joint ventures and associates	[2]	0	0	0
Amortization of fair value adjustments		0
Dividends		0	0	0
Equity instrument granted (ii)	[3]	0	0	0
Accumulated other comprehensive income		0		0
Actuarial gain (loss) of post-employment benefits of subsidiaries, net of income and social contribution taxes				0
Capital increase in cash		0		0
Shareholder transactions - changes of interest				0
Capital decrease in shares		0	0
Advances for investments - GPA stations		90,000
Transfers of financial assets to investments	[4]	0
Advance for future capital increase	[5]	0
Other movements		0	0
Investments in joint ventures and associates at end of period	[1]	90,000	0	0
Advances [member] | Terminal De Combustiveis Paulinia SA Opla Member
Disclosure of associates [line items]
Acquisition of Subsidiary			0
Advances [member] | Hidrovias do Brasil S.A.
Disclosure of associates [line items]
Acquisition of Subsidiary		0
Advances for future capital increase [member]
Disclosure of associates [line items]
Investments in joint ventures and associates at beginning of period	[1]	0	0
Share of profit (loss) of subsidiaries, joint ventures and associates	[2]	0	0	0
Amortization of fair value adjustments		0
Dividends		0	0	0
Equity instrument granted (ii)	[3]	0	0	0
Accumulated other comprehensive income		0		0
Actuarial gain (loss) of post-employment benefits of subsidiaries, net of income and social contribution taxes				0
Capital increase in cash		0		0
Shareholder transactions - changes of interest				0
Capital decrease in shares		0	0
Advances for investments - GPA stations		0
Transfers of financial assets to investments	[4]	0
Advance for future capital increase	[5]	500,000
Other movements		0	0
Investments in joint ventures and associates at end of period	[1]	500,000	0	R$ 0
Advances for future capital increase [member] | Terminal De Combustiveis Paulinia SA Opla Member
Disclosure of associates [line items]
Acquisition of Subsidiary			R$ 0
Advances for future capital increase [member] | Hidrovias do Brasil S.A.
Disclosure of associates [line items]
Acquisition of Subsidiary		R$ 0

[1]	Investments in subsidiaries, joint ventures and associates net of provision for equity deficit.
[2]	Adjusted for unrealized profits between subsidiaries.
[3]	Amounts refer to grants of long-term incentives in subsidiaries Ultrapar Mobilidade, Ultragaz Participações and Ultrapar Logística.
[4]	Amounts refer to the acquisition of stake in Hidrovias do Brasil S.A. For further details, see Note 27.a.
[5]	Amounts refer to the advance for future capital increase made in December 2024 by subsidiary Ultrapar Logística Ltda. in Hidrovias do Brasil S.A.